As filed with the Securities and Exchange Commission on May 20, 1999

                    Securities Act Registration No. 333-76737

            SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No. 1

                        Post-Effective Amendment No. ___

     GREAT PLAINS FUNDS(Exact Name of Registration as Specified in Charter)

            5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (412) 288-1900

                                   Copies to:

              James Stuart III                 Cameron S. Avery, Esquire
              Vice President                      Bell, Boyd & Lloyd
             Great Plains Funds           70 West Madison Street, Suite 3300
              610 NBC Center                    Chicago, Illinois 60602
              1248 "O" Street
           Lincoln, Nebraska 68508

        Gail Cagney, Esquire Federated Investors Tower 1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779

                    (Name and Address of Agents for Service)

                           With an additional copy to:

                             Donald F. Burt, Esquire
                  Cline, Williams, Wright, Johnson & Oldfather
                             1900 U.S. Bank Building
                              233 South 13th Street
                             Lincoln, Nebraska 68508


The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the undersigned, acting pursuant to Rule 478 under such Act, has signed this Amendment to the Registration Statement in the City of Lincoln, Nebraska on May 20, 1999.





                                             GREAT PLAINS FUNDS

                                           by /S/ James Stuart III
                                             ------------------------
                                             James Stuart III
                                             Agent for Service